Land Use Right, Net (Details) - USD ($)				12 Months Ended
	Jan. 31, 2022	Jun. 28, 2021	Apr. 19, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Land Use Right, Net (Details) [Line Items]
Amortization				$ 121,535	$ 184,930	$ 30,804
Original value of buildings	$ 3,100,000
Land use right term period				50 years
Tianjin Jiahao [Member]
Land Use Right, Net (Details) [Line Items]
Asset acquisition		$ 10,160,000
Tianjin Jiahao [Member]
Land Use Right, Net (Details) [Line Items]
Carrying amount				$ 6,823,791
Equity interest rate				100.00%
Jiangsu EZGO [Member]
Land Use Right, Net (Details) [Line Items]
Outstanding shares			100.00%